Financial liabilities - Lease liabilities (Details) - EUR (€) € in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023	Sep. 30, 2023	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Expense on lease liabilities				€ 548	€ 424	€ 250
Depreciation expense, lease				498	414	244
Interest expense on lease liabilities				13	10	5
Expense relating to short-term leases				€ 334	€ 331	€ 25
Lease facilities, Paris
Disclosure Of Lease Liabilities [Line Items]
Lease, duration period			3 years
Lease, tacit renewal period			2 years
Lease, break clause period			1 year
Decrease in lease liabilities through modification of term		€ 622
Lease facilities, Boston
Disclosure Of Lease Liabilities [Line Items]
Lease, duration period	2 years
Lease, extension period	2 years
Lease facilities
Disclosure Of Lease Liabilities [Line Items]
Lease liability, percentage of total				93.00%	97.00%	92.00%